UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                      Date of fiscal year end: September 30

         Date of reporting period: October 21, 2005 - December 31, 2005

Item 1.  Schedule of Investments.

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STEEPLEVIEW FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)
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

     SHARES                      SECURITY DESCRIPTION                                          VALUE

COMMON STOCK - 97.0%

BASIC INDUSTRIES - 16.8%
           3,750 Ashland, Inc.                                                                    $217,125
           9,300 Cleveland-Cliffs, Inc.                                                            823,701
          15,450 El Du Pont de Nemours & Co.                                                       656,625
           6,700 Temple-Inland, Inc.                                                               300,495
           3,400 Wheeling-Pittsburg Corp. +                                                         30,668
                                                                                         ------------------
                                                                                         ------------------
                                                                                                 2,028,614
                                                                                         ------------------
                                                                                         ------------------

CAPITAL GOODS - 9.7%
          16,000 Foster Wheeler, Ltd. +                                                            588,480
          15,650 Honeywell International, Inc.                                                     582,963
                                                                                         ------------------
                                                                                         ------------------
                                                                                                 1,171,443
                                                                                         ------------------
                                                                                         ------------------

CONSUMER CYCLICAL - 2.1%
           6,300 American Standard Cos., Inc                                                       251,685
                                                                                         ------------------
                                                                                         ------------------

CONSUMER STAPLES - 13.9%
          17,550 Comcast Corp., Class A  +                                                         455,598
          10,850 CVS Corp.                                                                         286,657
          33,750 Time Warner, Inc.                                                                 588,600
          14,500 Walt Disney Co.                                                                   347,565
                                                                                         ------------------
                                                                                         ------------------
                                                                                                 1,678,420
                                                                                         ------------------
                                                                                         ------------------

ENERGY - 10.1%
           5,350 Chevron Corp.                                                                     303,719
           6,500 Cimarex Energy Co.                                                                279,565
           8,650 EnCana Corp.                                                                      390,634
          10,750 Williams Cos., Inc.                                                               249,077
                                                                                         ------------------
                                                                                         ------------------
                                                                                                 1,222,995
                                                                                         ------------------
                                                                                         ------------------

FINANCIAL - 22.6%
           9,150 ACE, Ltd.                                                                         488,976
           9,400 Citigroup, Inc.                                                                   456,182
          13,100 Fannie Mae                                                                        639,411
          12,450 JPMorgan Chase & Co.                                                              494,141
          24,350 MBNA Corp.                                                                        661,346
                                                                                         ------------------
                                                                                         ------------------
                                                                                                 2,740,056
                                                                                         ------------------
                                                                                         ------------------

HEALTHCARE - 10.2%
           9,400 Eli Lilly & Co.                                                                   531,946
          11,400 UnitedHealth Group, Inc.                                                          708,396
                                                                                         ------------------
                                                                                         ------------------
                                                                                                 1,240,342
                                                                                         ------------------
                                                                                         ------------------

TECHNOLOGY - 11.6%
          12,200 Dell, Inc. +                                                                      365,878
          23,800 Hewlett Packard Co.                                                               681,394
          13,550 Microsoft Corp.                                                                   354,332
                                                                                         ------------------
                                                                                         ------------------
                                                                                                 1,401,604
                                                                                         ------------------
                                                                                         ------------------


Total Common Stock (Cost $11,561,708)                                                           11,735,159
                                                                                         ------------------
                                                                                         ------------------


   PRINCIPAL
SHORT-TERM INVESTMENT - 2.8%
MONEY MARKET DEPOSIT ACCOUNT - 2.8%
       $ 342,654 Citibank Money Market Deposit Account                                             342,654
                                                                                         ------------------
                                                                                         ------------------
                 (Cost $342,654)

TOTAL INVESTMENTS - 99.8%                                                                       12,077,813
(COST $11,904,362)*
Other Assets and Liabilities, Net - 0.2%                                                            29,401
                                                                                         ------------------
                                                                                         ------------------
TOTAL NET ASSETS - 100.0%                                                                     $ 12,107,214
                                                                                         ==================
                                                                                         ==================




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+ Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                                 $ 316,694
        Gross Unrealized Depreciation                                  (143,243)
                                                              ------------------
                                                              ------------------
        Net Unrealized Appreciation (Depreciation)                    $ 173,451
                                                              ==================
                                                              ==================

Item 2.  Controls and Procedures.
(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    February 23, 2006
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    February 23, 2006
         __________________________


By:      /s/ Carl A. Bright
         __________________________
         Carl A. Bright, Principal Financial Officer

Date:    February 23, 2006
         __________________________